Foreclosed Real Estate	12 Months Ended
Dec. 31, 2011
Foreclosed Real Estate [Abstract]
Foreclosed Real Estate
(5)	Foreclosed Real Estate

Foreclosed real estate is presented net of an allowance for losses. An analysis of the allowance for losses on foreclosed real estate is as follows (in thousands):

	Year Ended December 31,
	2011	2010

Balance of beginning of year	$0	$21
Provision for losses on foreclosed real estate	772	126
Charge-offs	(772)	(147)

Balance at end of year	$0	$0

Expenses applicable to foreclosed real estate are as follows (in thousands):

	Year Ended December 31,
	2011	2010

Provision for losses on foreclosed real estate	$772	$126
Loss on sale of foreclosed real estate	186	243
Operating expenses	361	100

	$1,319	$469